AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Fair Value
Consumer Discretionary - 10.0%
Home & Office Products - 0.4%
Purple Innovation, Inc. *	500,000	$1,320,000

Home Construction - 1.7%
Armstrong World Industries, Inc.	83,000	5,912,920

Leisure Facilities & Services - 1.2%
Bowlero Corporation *	259,574	4,399,779

Leisure Products - 1.9%
YETI Holdings, Inc. *	171,000	6,840,000

Retail - Discretionary - 4.8%
RH *	35,000	8,524,250
Winmark Corporation	26,600	8,523,438
		17,047,688
Energy - 23.8%
Oil & Gas Producers - 17.3%
Chesapeake Energy Corporation	200,000	15,208,000
ConocoPhillips	100,000	9,921,000
Occidental Petroleum Corporation	150,000	9,364,500
Permian Basin Royalty Trust	348,085	8,493,274
Pioneer Natural Resources Company	90,000	18,381,600
		61,368,374
Oil & Gas Services & Equipment - 6.5%
Core Laboratories N.V.	318,000	7,011,900
Schlumberger Ltd.	323,900	15,903,490
		22,915,390
Financials - 11.9%
Banking - 3.3%
Hingham Institution for Savings (The)	50,000	11,672,000

Institutional Financial Services - 4.6%
CME Group, Inc.	30,000	5,745,600
Intercontinental Exchange, Inc.	100,000	10,429,000
		16,174,600
Insurance - 4.0%
Brown & Brown, Inc.	142,150	8,162,253
Markel Corporation *	4,850	6,195,438
		14,357,691
Health Care - 12.1%
Biotech & Pharma - 3.4%
Mirion Technologies, Inc. *	1,390,000	11,870,600

Health Care Facilities & Services - 2.8%
Chemed Corporation	18,300	9,840,825

Medical Equipment & Devices - 5.9%
Alcon, Inc.	110,000	7,759,400

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Fair Value
Health Care - 12.1% (Continued)
Medical Equipment & Devices - 5.9% (Continued)
Haemonetics Corporation *	159,000	$13,157,250
		20,916,650
Industrials - 9.8%
Aerospace & Defense - 1.6%
HEICO Corporation - Class A	40,000	5,436,000

Electrical Equipment - 6.8%
A.O. Smith Corporation	113,000	7,813,950
Allegion plc	37,500	4,002,375
Otis Worldwide Corporation	85,000	7,174,000
Vontier Corporation	182,902	5,000,541
		23,990,866
Industrial Support Services - 1.4%
U-Haul Holding Company	97,200	5,039,820

Materials - 10.1%
Chemicals - 3.0%
Valvoline, Inc.	300,000	10,482,000

Metals & Mining - 7.1%
Franco-Nevada Corporation	114,000	16,621,200
Wheaton Precious Metals Corporation	180,000	8,668,800
		25,290,000
Real Estate - 14.1%
Real Estate Owners & Developers - 14.1%
St. Joe Company (The)	153,000	6,366,330
Texas Pacific Land Corporation	25,500	43,376,010
		49,742,340
Technology - 5.6%
Technology Services - 5.6%
CDW Corporation	56,350	10,982,052
Jack Henry & Associates, Inc.	59,050	8,900,016
		19,882,068

Total Common Stocks (Cost $257,970,873)		$344,499,611

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.53% (a)	8,002,140	$8,002,140
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.66% (a)	32,946	32,946
Total Money Market Funds (Cost $8,035,086)		$8,035,086

Total Investments at Fair Value - 99.7% (Cost $266,005,959)		$352,534,697

Other Assets in Excess of Liabilities - 0.3%		1,155,188

Net Assets - 100.0%		$353,689,885

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Fair Value
Consumer Discretionary - 17.6%
Retail - Discretionary - 9.9%
Lowe's Companies, Inc.	122,000	$24,396,340
O'Reilly Automotive, Inc. *	51,000	43,297,980
RH *	60,000	14,613,000
		82,307,320
Wholesale - Discretionary - 7.7%
Copart, Inc. *	850,000	63,928,500

Energy - 2.0%
Oil & Gas Producers - 2.0%
Chesapeake Energy Corporation	220,000	16,728,800

Financials - 7.8%
Asset Management - 3.8%
Brookfield Asset Management Ltd. - Class A	979,353	32,044,430

Diversified Financial Services - 4.0%
S&P Global, Inc.	96,000	33,097,920

Health Care - 5.2%
Health Care Facilities & Services - 5.2%
Chemed Corporation	20,000	10,755,000
IQVIA Holdings, Inc. *	162,000	32,220,180
		42,975,180
Industrials - 9.8%
Aerospace & Defense - 4.9%
HEICO Corporation - Class A	299,377	40,685,334

Electrical Equipment - 4.9%
API Group Corporation *	1,795,000	40,351,600

Materials - 7.6%
Chemicals - 3.0%
Valvoline, Inc.	700,000	24,458,000

Containers & Packaging - 4.6%
AptarGroup, Inc.	325,000	38,411,750

Real Estate - 6.9%
Real Estate Owners & Developers - 1.0%
Texas Pacific Land Corporation	5,000	8,505,100

REITs - 5.9%
Equinix, Inc.	40,500	29,202,120
SBA Communications Corporation - Class A	76,000	19,841,320
		49,043,440
Technology - 39.4%
Semiconductors - 14.9%
Advanced Micro Devices, Inc. *	385,000	37,733,850

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Fair Value
Technology - 39.4% (Continued)
Semiconductors - 14.9% (Continued)
NVIDIA Corporation	80,000	$22,221,600
SiTime Corporation *	90,000	12,800,700
Texas Instruments, Inc.	275,000	51,152,750
		123,908,900
Software - 10.3%
ANSYS, Inc. *	54,000	17,971,200
BlackLine, Inc. *	430,000	28,874,500
Roper Technologies, Inc.	68,000	29,966,920
Software AG - ADR	68,504	359,208
Verra Mobility Corporation *	510,000	8,629,200
		85,801,028
Technology Services - 14.2%
Accenture plc - Class A	108,000	30,867,480
Broadridge Financial Solutions, Inc.	169,000	24,770,330
Mastercard, Inc. - Class A	142,000	51,604,220
Moody's Corporation	35,000	10,710,700
		117,952,730

Total Common Stocks (Cost $512,972,925)		$800,200,032

MONEY MARKET FUNDS - 3.9%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.53% (a) (Cost $32,235,957)	32,235,957	$32,235,957

Total Investments at Fair Value - 100.2% (Cost $545,208,882)		$832,435,989

Liabilities in Excess of Other Assets - (0.2%)		(1,212,421)

Net Assets - 100.0%		$831,223,568

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Fair Value
Communications - 1.2%
Internet Media & Services - 1.2%
Booking Holdings, Inc. *	4,000	$10,609,640

Consumer Discretionary - 16.4%
Leisure Products - 3.1%
Polaris, Inc.	140,000	15,488,200
Thor Industries, Inc.	150,000	11,946,000
		27,434,200
Retail - Discretionary - 13.3%
Genuine Parts Company	150,000	25,096,500
Lowe's Companies, Inc.	140,000	27,995,800
RH *	100,000	24,355,000
TJX Companies, Inc. (The)	300,000	23,508,000
Tractor Supply Company	79,500	18,685,680
		119,640,980
Consumer Staples - 2.0%
Beverages - 2.0%
Coca-Cola European Partners plc	300,000	17,757,000

Energy - 7.5%
Oil & Gas Producers - 7.5%
Chevron Corporation	200,000	32,632,000
Pioneer Natural Resources Company	170,000	34,720,800
		67,352,800
Financials - 14.9%
Asset Management - 1.8%
Brookfield Asset Management Ltd. - Class A	100,000	3,272,000
Brookfield Corporation	400,000	13,036,000
		16,308,000
Banking - 2.5%
Truist Financial Corporation	650,000	22,165,000

Diversified Financial Services - 2.3%
S&P Global, Inc.	60,000	20,686,200

Insurance - 5.7%
Brown & Brown, Inc.	310,000	17,800,200
Chubb Ltd.	175,000	33,981,500
		51,781,700
Specialty Finance - 2.6%
Fidelity National Financial, Inc.	670,000	23,403,100

Health Care - 8.2%
Health Care Facilities & Services - 5.7%
Chemed Corporation	70,000	37,642,500
Quest Diagnostics, Inc.	95,000	13,440,600
		51,083,100

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Fair Value
Health Care - 8.2% (Continued)
Medical Equipment & Devices - 2.5%
Medtronic plc	280,000	$22,573,600

Industrials - 11.3%
Aerospace & Defense - 5.3%
HEICO Corporation - Class A	137,120	18,634,608
Lockheed Martin Corporation	62,500	29,545,625
		48,180,233
Commercial Support Services - 2.3%
Rentokil Initial plc	2,822,000	20,625,879

Electrical Equipment - 1.4%
A.O. Smith Corporation	180,000	12,447,000

Industrial Support Services - 2.3%
Fastenal Company	380,000	20,497,200

Materials - 2.0%
Construction Materials - 2.0%
Carlisle Companies, Inc.	80,000	18,085,600

Real Estate - 7.5%
Real Estate Owners & Developers - 4.5%
Texas Pacific Land Corporation	24,000	40,824,480

REITs - 3.0%
Equinix, Inc.	37,400	26,966,896

Technology - 26.3%
Semiconductors - 4.4%
Texas Instruments, Inc.	215,000	39,992,150

Software - 6.0%
ANSYS, Inc. *	56,000	18,636,800
Roper Technologies, Inc.	25,000	11,017,250
SS&C Technologies Holdings, Inc.	425,000	23,999,750
		53,653,800
Technology Services - 15.9%
Accenture plc - Class A	110,000	31,439,100
Broadridge Financial Solutions, Inc.	205,000	30,046,850
Jack Henry & Associates, Inc.	150,000	22,608,000
Mastercard, Inc. - Class A	85,000	30,889,850
Moody's Corporation	90,000	27,541,800
		142,525,600

Total Common Stocks (Cost $664,934,318)		$874,594,158

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.53% (a) (Cost $26,292,805)	26,292,805	$26,292,805

Total Investments at Fair Value - 100.2% (Cost $691,227,123)		$900,886,963

Liabilities in Excess of Other Assets - (0.2%)		(1,815,572)

Net Assets - 100.0%		$899,071,391

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Fair Value
Communications - 2.2%
Entertainment Content - 0.5%
Electronic Arts, Inc.	4,000	$481,800

Internet Media & Services - 1.7%
eDreams ODIGEO S.A. *	240,550	1,472,866

Consumer Discretionary - 6.3%
Leisure Facilities & Services - 0.9%
Bowlero Corporation *	46,000	779,700

Leisure Products - 1.6%
MIPS AB	27,800	1,409,611

Retail - Discretionary - 2.8%
Lowe's Companies, Inc.	12,450	2,489,626

Specialty Retail - 1.0%
Auto Partner S.A.	218,534	899,521

Consumer Staples - 6.0%
Beverages - 4.0%
Coca-Cola European Partners plc	59,000	3,492,210

Food - 0.5%
Mondelez International, Inc. - Class A	6,600	460,152

Retail - Consumer Staples - 1.5%
B & M European Value Retail S.A.	218,000	1,298,869

Energy - 8.0%
Oil & Gas Producers - 8.0%
Canadian Natural Resources Ltd.	30,300	1,676,732
Hess Corporation	12,400	1,641,016
Pioneer Natural Resources Company	14,610	2,983,947
Rubis SCA	27,750	742,688
		7,044,383
Financials - 17.4%
Asset Management - 1.6%
Partners Group Holding AG	1,550	1,459,941

Banking - 3.9%
HDFC Bank Ltd. - ADR	39,650	2,643,466
Truist Financial Corporation	22,500	767,250
		3,410,716
Diversified Financial Services - 2.7%
S&P Global, Inc.	6,800	2,344,436

Insurance - 7.0%
AXA S.A. - ADR	58,600	1,791,402

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Fair Value
Financials - 17.4% (Continued)
Insurance - 7.0% (Continued)
Chubb Ltd.	14,200	$2,757,356
F&G Annuities & Life, Inc.	88,984	1,612,390
		6,161,148
Specialty Finance - 2.2%
International Money Express, Inc. *	76,300	1,967,014

Health Care - 8.8%
Biotech & Pharma - 1.0%
Mirion Technologies, Inc. *	100,000	854,000

Health Care Facilities & Services - 2.5%
IQVIA Holdings, Inc. *	10,965	2,180,828

Medical Equipment & Devices - 5.3%
Alcon, Inc.	25,500	1,798,770
Stevanato Group S.p.A.	112,481	2,913,258
		4,712,028
Industrials - 25.9%
Aerospace & Defense - 2.0%
Lockheed Martin Corporation	3,750	1,772,737

Commercial Services - 3.7%
Karooooo Ltd.	47,256	1,109,098
Teleperformance S.A. - ADR	18,011	2,171,406
		3,280,504
Commercial Support Services - 6.5%
Edenred	48,800	2,888,793
GFL Environmental, Inc.	82,700	2,848,188
		5,736,981
Diversified Industrials - 3.0%
Eaton Corporation plc	15,700	2,690,038

Electrical Equipment - 3.7%
Otis Worldwide Corporation	12,000	1,012,800
TE Connectivity Ltd.	16,950	2,222,993
		3,235,793
Machinery - 2.5%
ITOCHU Corporation	28,000	911,916
Nidec Corporation	25,285	1,315,936
		2,227,852
Transportation & Logistics - 4.5%
Canadian National Railway Company	10,000	1,179,700
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B	141,800	2,765,833
		3,945,533
Real Estate - 2.1%
Real Estate Services - 1.2%
FirstService Corporation	7,500	1,057,425

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Fair Value
Real Estate - 2.1% (Continued)
REITs - 0.9%
Equinix, Inc.	1,075	$775,118

Technology - 20.4%
IT Services - 2.7%
StoneCo Ltd. - Class A *	249,000	2,375,460

Semiconductors - 4.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	1,953,420
Texas Instruments, Inc.	8,500	1,581,085
		3,534,505
Software - 4.5%
SAP SE	26,000	3,283,689
Sapiens International Corporation N.V.	31,652	687,481
		3,971,170
Technology Hardware - 1.7%
Murata Manufacturing Company Ltd.	14,640	892,293
Nintendo Company Ltd.	16,300	633,156
		1,525,449
Technology Services - 7.5%
Accenture plc - Class A	10,500	3,001,005
Mastercard, Inc. - Class A	10,000	3,634,100
		6,635,105

Total Common Stocks (Cost $67,803,888)		$85,682,519

MONEY MARKET FUNDS - 3.0%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.53% (a) (Cost $2,655,708)	2,655,708	$2,655,708

Total Investments at Fair Value - 100.1% (Cost $70,459,596)		$88,338,227

Liabilities in Excess of Other Assets - (0.1%)		(53,056)

Net Assets - 100.0%		$88,285,171

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
March 31, 2023 (Unaudited)

Country	Value	% of Net Assets
United States **	$35,252,035	39.9%
France	7,594,289	8.6%
Canada	6,762,045	7.7%
Switzerland	6,016,067	6.8%
United Kingdom	4,791,079	5.4%
Japan	3,753,301	4.3%
Germany	3,283,689	3.7%
Italy	2,913,258	3.3%
Mexico	2,765,833	3.1%
India	2,643,466	3.0%
Brazil	2,375,460	2.7%
Taiwan	1,953,420	2.2%
Spain	1,472,866	1.7%
Sweden	1,409,611	1.6%
Singapore	1,109,098	1.3%
Poland	899,521	1.0%
Israel	687,481	0.8%
Total	$85,682,519	97.1%

**	Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Fair Value
Communications - 24.1%
Internet Media & Services - 14.5%
eDreams ODIGEO S.A. *	1,313,620	$8,043,177

Telecommunications - 9.6%
DigitalBridge Group, Inc.	441,341	5,291,679

Consumer Discretionary - 3.1%
Leisure Facilities & Services - 3.1%
First Watch Restaurant Group, Inc. *	107,759	1,730,610

Energy - 9.0%
Oil & Gas Producers - 4.1%
Permian Basin Royalty Trust	91,893	2,242,189

Renewable Energy - 4.9%
Green Plains, Inc. *	87,811	2,721,263

Financials - 15.2%
Asset Management - 15.2%
Brookfield Asset Management Ltd. - Class A	84,806	2,774,852
Brookfield Corporation	86,220	2,809,910
Brookfield Reinsurance Ltd. *	86,220	2,843,536
		8,428,298
Health Care - 3.7%
Health Care Facilities & Services - 3.7%
Chemed Corporation	3,846	2,068,186

Industrials - 25.7%
Aerospace & Defense - 1.8%
AMMO, Inc. *	503,000	990,910

Commercial Support Services - 12.2%
GFL Environmental, Inc.	196,896	6,781,098

Electrical Equipment - 11.7%
API Group Corporation *	288,209	6,478,939

Materials - 10.6%
Chemicals - 10.6%
Orion Engineered Carbons S.A.	133,757	3,489,720
Valvoline, Inc.	68,397	2,389,791
		5,879,511
Real Estate - 2.6%
Real Estate Owners & Developers - 2.6%
Radius Global Infrastructure, Inc. - Class A *	75,226	1,103,566
Texas Pacific Land Corporation	210	357,214
		1,460,780

AVE MARIA FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Fair Value
Technology - 6.0%
Software - 5.0%
Tyler Technologies, Inc. *	7,477	$2,651,643
WANdisco plc *(a)	125,900	155,319
		2,806,962
Technology Hardware - 1.0%
NextDC Ltd. *	76,723	543,024

Total Common Stocks (Cost $57,865,070)		$55,466,626

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.53% (b) (Cost $227,335)	227,335	$227,335

Total Investments at Fair Value - 100.4% (Cost $58,092,405)		$55,693,961

Liabilities in Excess of Other Assets - (0.4%)		(237,348)

Net Assets - 100.0%		$55,456,613

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the valuation designee. The total value of such securities was $155,319 as of March 31, 2023, representing 0.3% of net assets.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 25.9%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes - 11.4% (a)
0.625%, due 04/15/23	$6,502,248	$6,506,947
0.500%, due 04/15/24	11,859,000	11,672,159
2.375%, due 01/15/25	4,760,190	4,818,949
0.625%, due 01/15/26	6,293,750	6,154,107
2.000%, due 01/15/26	4,520,820	4,585,454
0.125%, due 04/15/26	5,702,450	5,470,844
0.375%, due 01/15/27	4,828,902	4,654,514
0.375%, due 07/15/27	7,947,485	7,674,213
0.500%, due 01/15/28	6,062,750	5,852,922
0.750%, due 07/15/28	2,978,825	2,919,976
		60,310,085
U.S. Treasury Notes - 14.5%
2.875%, due 11/30/23	10,000,000	9,878,516
2.125%, due 11/30/24	10,000,000	9,659,766
1.375%, due 01/31/25	10,000,000	9,511,719
2.875%, due 06/15/25	10,000,000	9,758,984
4.500%, due 11/15/25	10,000,000	10,139,844
3.250%, due 06/30/29	10,000,000	9,795,312
1.500%, due 02/15/30	10,000,000	8,757,812
1.625%, due 05/15/31	10,000,000	8,682,812
		76,184,765

Total U.S. Government & Agencies (Cost $141,679,832)		$136,494,850

CORPORATE BONDS - 50.5%	Par Value	Fair Value
Communications - 1.1%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,535,525

Consumer Discretionary - 6.6%
Genuine Parts Company, 1.875%, due 11/01/30	775,000	616,537
Lowe's Companies, Inc., 3.125%, due 09/15/24	800,000	781,331
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,452,629
Lowe's Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,825,239
Lowe's Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,597,186
Lowe's Companies, Inc., 1.300%, due 04/15/28	400,000	343,386
Lowe's Companies, Inc., 1.700%, due 10/15/30	925,000	748,681
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	2,932,045
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,671,924
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,288,339
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	1,994,139
TJX Companies, Inc. (The), 2.250%, due 09/15/26	4,226,000	3,965,252
TJX Companies, Inc. (The), 1.150%, due 05/15/28	2,000,000	1,734,707
TJX Companies, Inc. (The), 3.875%, due 04/15/30	1,312,000	1,269,055
VF Corporation, 2.400%, due 04/23/25	650,000	612,384
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,111,856
		34,944,690
Consumer Staples - 10.4%
Coca-Cola Company (The), 1.450%, due 06/01/27	7,952,000	7,208,588
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	866,277
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,389,667

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.5% (Continued)	Par Value	Fair Value
Consumer Staples - 10.4% (Continued)
Colgate-Palmolive Company, 3.250%, due 03/15/24	$795,000	$783,509
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,810,996
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,525,155
Hershey Company (The), 3.375%, due 05/15/23	500,000	498,921
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,088,199
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	6,872,739
Hershey Company (The), 3.200%, due 08/21/25	645,000	625,298
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,892,783
Hormel Foods Corporation, 1.700%, due 06/03/28	1,645,000	1,447,795
Hormel Foods Corporation, 1.800%, due 06/11/30	5,863,000	4,889,391
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,553,417
J.M. Smucker Company (The), 2.125%, due 03/15/32	850,000	691,725
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	437,709
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,075,756
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,549,660
Kimberly-Clark Corporation, 1.050%, due 09/15/27	5,047,000	4,417,848
Kimberly-Clark Corporation, 2.000%, due 11/02/31	899,000	756,499
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,476,386
		54,858,318
Energy - 4.5%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,791,183
Chevron Corporation, 3.900%, due 11/15/24	550,000	547,658
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,395,152
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,946,543
Chevron Corporation, 1.995%, due 05/11/27	5,840,000	5,344,670
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,012,305
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,608,322
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,558,079
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	968,289
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,340,364
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,074,897
Pioneer Natural Resources, 1.900%, due 08/15/30	1,330,000	1,081,958
		23,669,420
Financials - 3.6%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,201,448
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	628,329
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,457,446
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	373,077
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,062,446
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,522,717
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,811,322
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	737,224
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	980,952
		18,774,961
Health Care - 1.8%
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,392,560
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	988,650
Stryker Corporation, 3.500%, due 03/15/26	2,904,000	2,813,554
Stryker Corporation, 3.650%, due 03/07/28	500,000	479,554
		9,674,318

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.5% (Continued)	Par Value	Fair Value
Industrials - 6.0%
Hubbell, Inc., 3.150%, due 08/15/27	$4,180,000	$3,944,744
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,418,793
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,051,897
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,808,483
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,172,199
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	332,477
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	754,151
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	457,818
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,292,904
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	971,001
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	2,693,725
		31,898,192
Materials - 2.9%
Carlisle Companies, Inc., 2.200%, due 03/01/32	4,500,000	3,480,496
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,096,914
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,499,958
Ecolab, Inc., 1.300%, due 01/30/31	1,450,000	1,149,394
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,187,548
		15,414,310
Technology - 13.6%
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	500,000	477,970
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	5,943,121
Cisco Systems, Inc., 3.625%, due 03/04/24	3,500,000	3,462,559
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,901,021
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,677,441
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	2,904,870
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	3,817,384
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,378,150
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,906,998
Mastercard, Inc., 3.300%, due 03/26/27	5,199,000	5,028,998
Mastercard, Inc., 3.500%, due 02/26/28	450,000	431,198
Moody's Corporation, 4.875%, due 02/15/24	1,500,000	1,493,991
Moody's Corporation, 3.250%, due 01/15/28	5,550,000	5,226,755
Moody's Corporation, 4.250%, due 02/01/29	5,289,000	5,148,361
Moody's Corporation, 4.250%, due 08/08/32	500,000	480,049
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,494,379
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,094,673
Texas Instruments, Inc., 2.900%, due 11/03/27	740,000	701,782
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	991,373
Texas Instruments, Inc., 1.750%, due 05/04/30	4,880,000	4,131,977
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,790,065
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,542,232
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,724,912
		71,750,259

Total Corporate Bonds (Cost $282,007,877)		$266,519,993

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.0%	Shares	Fair Value
Consumer Discretionary - 1.3%
Retail - Discretionary - 1.3%
Genuine Parts Company	40,000	$6,692,400

Consumer Staples - 1.7%
Beverages - 1.7%
Coca-Cola European Partners plc	150,000	8,878,500

Energy - 4.4%
Oil & Gas Producers - 4.4%
Chevron Corporation	50,000	8,158,000
Exxon Mobil Corporation	100,000	10,966,000
Pioneer Natural Resources Company	20,000	4,084,800
		23,208,800
Financials - 3.3%
Banking - 2.1%
Truist Financial Corporation	325,000	11,082,500

Specialty Finance - 1.2%
Fidelity National Financial, Inc.	180,000	6,287,400

Health Care - 0.5%
Medical Equipment & Devices - 0.5%
Medtronic plc	34,000	2,741,080

Industrials - 5.2%
Aerospace & Defense - 1.8%
Lockheed Martin Corporation	20,000	9,454,600

Industrial Support Services - 2.5%
Fastenal Company	106,000	5,717,640
Watsco, Inc.	24,000	7,635,840
		13,353,480
Transportation & Logistics - 0.9%
United Parcel Service, Inc. - Class B	25,000	4,849,750

Real Estate - 1.3%
Real Estate Owners & Developers - 1.3%
Texas Pacific Land Corporation	4,000	6,804,080

Technology - 1.3%
Semiconductors - 1.3%
Texas Instruments, Inc.	37,000	6,882,370

Total Common Stocks (Cost $72,271,837)		$100,234,960

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.53% (b) (Cost $24,832,489)	24,832,489	$24,832,489

Total Investments at Fair Value - 100.1% (Cost $520,792,035)		$528,082,292

Liabilities in Excess of Other Assets - (0.1%)		(383,136)

Net Assets - 100.0%		$527,699,156

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Fair Value
Consumer Discretionary - 16.4%
Automotive - 2.3%
Gentex Corporation	38,800	$1,087,564

Home & Office Products - 0.6%
Purple Innovation, Inc. *	100,000	264,000

Home Construction - 3.5%
Masco Corporation	32,700	1,625,844

Leisure Facilities & Services - 2.7%
Madison Square Garden Sports Corporation	6,400	1,247,040

Leisure Products - 2.1%
YETI Holdings, Inc. *	25,300	1,012,000

Retail - Discretionary - 5.2%
RH *	10,000	2,435,500

Energy - 17.0%
Oil & Gas Producers - 13.9%
Chesapeake Energy Corporation	18,000	1,368,720
Chevron Corporation	12,169	1,985,494
ConocoPhillips	3,000	297,630
Devon Energy Corporation	20,000	1,012,200
Pioneer Natural Resources Company	9,000	1,838,160
		6,502,204
Oil & Gas Services & Equipment - 3.1%
Schlumberger Ltd.	29,800	1,463,180

Financials - 12.4%
Institutional Financial Services - 8.3%
CME Group, Inc.	12,400	2,374,848
Intercontinental Exchange, Inc.	14,400	1,501,776
		3,876,624
Insurance - 4.1%
Berkshire Hathaway, Inc. - Class A *	2	931,200
Markel Corporation *	794	1,014,264
		1,945,464

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Fair Value
Health Care - 1.4%
Biotech & Pharma - 1.4%
Mirion Technologies, Inc. *	75,000	$640,500

Industrials - 4.1%
Electrical Equipment - 3.1%
A.O. Smith Corporation	10,600	732,990
Vontier Corporation	26,250	717,675
		1,450,665
Industrial Support Services - 1.0%
U-Haul Holding Company	9,000	466,650

Materials - 11.0%
Chemicals - 1.8%
Valvoline, Inc.	25,000	873,500

Metals & Mining - 9.2%
Barrick Gold Corporation	35,300	655,521
Franco-Nevada Corporation	19,390	2,827,062
Pan American Silver Corporation	45,500	828,100
		4,310,683
Real Estate - 24.6%
Real Estate Owners & Developers - 24.6%
St. Joe Company (The)	52,600	2,188,686
Texas Pacific Land Corporation	5,500	9,355,610
		11,544,296
Technology - 7.2%
Technology Services - 7.2%
Mastercard, Inc. - Class A	4,500	1,635,345
Moody's Corporation	5,625	1,721,362
		3,356,707

Total Common Stocks (Cost $29,840,343)		$44,102,421

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.53% (a)	2,779,751	$2,779,751
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.66% (a)	59,351	59,351
Total Money Market Funds (Cost $2,839,102)		$2,839,102

Total Investments at Fair Value - 100.2% (Cost $32,679,445)		$46,941,523

Liabilities in Excess of Other Assets - (0.2%)		(69,910)

Net Assets - 100.0%		$46,871,613

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2023.